Cover	Jun. 24, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 24, 2021
Entity Registrant Name	Brigham Minerals, Inc.
Entity Central Index Key	0001745797
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38870
Entity Tax Identification Number	83-1106283
Entity Address, Address Line One	5914 W. Courtyard Drive,
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Austin,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78730
City Area Code	(512)
Local Phone Number	220-6350
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.01
Trading Symbol	MNRL
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false